12. Deferred taxes (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - assets at beginnig	R$ 59,809
Statement of operations	(6,614)
Shareholders' Equity and other	368	[1]
Total deferred taxes - assets at ending	53,563
Total deferred taxes - liabilities at beginnig	244,041
Statement of operations	24,193
Shareholders equity and other	214	[1]
Total deferred taxes - liabilities at ending	219,634
Other [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - assets at beginnig
Statement of operations	15
Shareholders' Equity and other	56	[1]
Total deferred taxes - assets at ending	71
Total deferred taxes - liabilities at beginnig	89,313
Statement of operations	(8,463)
Shareholders equity and other	214	[1]
Total deferred taxes - liabilities at ending	81,064
Unrealized profits [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - liabilities at beginnig	68,111
Statement of operations	1,732
Shareholders equity and other
Total deferred taxes - liabilities at ending	69,843
Aircraft leases and others [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - liabilities at beginnig	64,379
Statement of operations	(53,793)
Shareholders equity and other
Total deferred taxes - liabilities at ending	10,586
Provisions for aircrafts redelivery [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - liabilities at beginnig	146,239
Statement of operations	44,539
Shareholders equity and other
Total deferred taxes - liabilities at ending	190,778
Provision for legal proceedings and tax liabilities [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - assets at beginnig	696
Statement of operations	(779)
Shareholders' Equity and other
Total deferred taxes - assets at ending	(83)
Total deferred taxes - liabilities at beginnig	91,051
Statement of operations	33,672
Shareholders equity and other
Total deferred taxes - liabilities at ending	124,723
Allowance for expenses loss on trade receivables and other credits [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - assets at beginnig	1,958
Statement of operations	46
Shareholders' Equity and other
Total deferred taxes - assets at ending	2,004
Total deferred taxes - liabilities at beginnig	200,088
Statement of operations	1,358
Shareholders equity and other
Total deferred taxes - liabilities at ending	201,466
Reversal of goodwill amortization for tax purposes [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - liabilities at beginnig	(127,659)
Statement of operations
Shareholders equity and other
Total deferred taxes - liabilities at ending	(127,659)
Depreciation of engines and parts for aircraft maintenance [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - liabilities at beginnig	(183,977)
Statement of operations	(10,812)
Shareholders equity and other
Total deferred taxes - liabilities at ending	(194,789)
Slots [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - liabilities at beginnig	(353,226)
Statement of operations
Shareholders equity and other
Total deferred taxes - liabilities at ending	(353,226)
Breakage provision [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - liabilities at beginnig	(196,206)
Statement of operations	2,708
Shareholders equity and other
Total deferred taxes - liabilities at ending	(193,498)
Derivative transactions [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - liabilities at beginnig	(42,154)
Statement of operations	13,252
Shareholders equity and other
Total deferred taxes - liabilities at ending	(28,902)
Negative basis of social contribution [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - assets at beginnig	14,360
Statement of operations	(710)
Shareholders' Equity and other
Total deferred taxes - assets at ending	13,650
Income Tax losses carry forward [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - assets at beginnig	42,795
Statement of operations	(5,186)
Shareholders' Equity and other	312	[1]
Total deferred taxes - assets at ending	R$ 37,921

[1]	Exchange rate change recognized in other comprehensive income (expenses).